FAIR VALUE MEASUREMENTS - Plan's fair value hierarchy for those assets measured at fair value on a recurring basis (Details) - Harris Teeter Supermarkets, Inc. Retirement and Savings Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
FAIR VALUE MEASUREMENTS
Investments, at fair value	$ 1,493,824,156	$ 1,298,714,273
Mutual funds
FAIR VALUE MEASUREMENTS
Investments, at fair value	1,596,107	150,559,075
Kroger shares
FAIR VALUE MEASUREMENTS
Investments, at fair value	14,884,550	14,991,270
Fair value
FAIR VALUE MEASUREMENTS
Investments, at fair value	16,480,657	165,550,345
Fair value | Mutual funds
FAIR VALUE MEASUREMENTS
Investments, at fair value	1,596,107	150,559,075
Fair value | Kroger shares
FAIR VALUE MEASUREMENTS
Investments, at fair value	14,884,550	14,991,270
Level 1
FAIR VALUE MEASUREMENTS
Investments, at fair value	16,480,657	165,550,345
Level 1 | Mutual funds
FAIR VALUE MEASUREMENTS
Investments, at fair value	1,596,107	150,559,075
Level 1 | Kroger shares
FAIR VALUE MEASUREMENTS
Investments, at fair value	14,884,550	14,991,270
NAV
FAIR VALUE MEASUREMENTS
Investments, at fair value	$ 1,477,343,499	$ 1,133,163,928